Share-based Payments - Summary of the activity for the options issued under the Share Award Scheme (Detail) - Share Award Scheme [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Outstanding	19,556,800
Number of options - Granted	19,200,000
Number of options - Forfeited	(1,148,800)
Number of options - Exercised	(416,160)
Number of options - Outstanding	37,191,840	19,556,800
Number of options - Vested and expected	37,191,840
Number of options - Exercisable	7,376,800
Weighted- average exercise price - Outstanding	$ 0.87
Weighted- average exercise price - Granted	0.77
Weighted- average exercise price - Forfeited	0.87
Weighted- average exercise price - Exercised	0.87
Weighted- average exercise price - Outstanding	0.82	$ 0.87
Weighted- average exercise price - Vested and expected	0.82
Weighted- average exercise price - Exercisable	0.76
Weighted- average grant- date fair value - Outstanding	0.30
Weighted- average grant- date fair value - Outstanding	0.31	$ 0.30
Weighted- average grant date fair value - Vested and expected	0.31
Weighted- average grant- date fair value - Exercisable	$ 0.30
Weighted- average remaining contractual term - Outstanding	9 years	9 years 11 months 4 days
Weighted- average remaining contractual term - Vested and expected	9 years
Weighted- average remaining contractual term - Exercisable	9 years 18 days
Aggregate intrinsic value - Outstanding	$ 2.09
Aggregate intrinsic value - Vested and expected	2.09
Aggregate intrinsic value - Exercisable	$ 2.15